PENSIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) defined_benefit_plan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pensions:
Defined contribution scheme, charge to net income	$ 1,600	$ 1,700	$ 2,200
Number of defined benefit schemes | defined_benefit_plan	2
Defined benefit plan, net periodic benefit cost (credit) excluding service cost, statement of income or comprehensive income [Extensible Enumeration]	General and Administrative Expense, Vessel Operating Expenses
Net periodic benefit cost	$ 1,535	1,682	1,916
Expected amortization of gain (loss), next fiscal year	(300)	(800)
Accumulated benefit obligation	33,200	33,900
Accumulated other comprehensive income (loss), gain (loss), before tax	4,500	4,400
Other comprehensive income, tax on actuarial loss	400	300	$ 700
Employer contributions	2,175	2,900
Administrative Expense And Vessel Operating Expense
Pensions:
Net periodic benefit cost	1,400	1,600
General and Administrative Expense
Pensions:
Net periodic benefit cost	$ 200	$ 100